Operating segment information - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥) segment
Number of Reportable Segments | segment	3	3	3
Funding Cost	¥ 1,900.0	¥ 2,050.0	¥ 1,140.0
Leasing Revenue	3,770.0	4,090.0	3,030.0
Advertising and subscription business
Depreciation, Depletion and Amortization	63.0	54.7	58.5
Transaction services business
Depreciation, Depletion and Amortization	686.9	862.1	788.7
Digital marketing solutions business
Depreciation, Depletion and Amortization	¥ 9.5	¥ 32.7	¥ 26.7